Benefit Plans	12 Months Ended
Dec. 31, 2010
Benefit Plans [Abstract]
Benefit Plans
9.  BENEFIT PLANS

    Non-Vested Share Awards

    During 2005, our shareholders approved the 2005 Long-Term Incentive Plan (the "LTIP") to provide for the issuance of non-vested share awards, share option awards and performance awards. Under the LTIP, 10.0 million shares were reserved for issuance as awards to officers, non-employee directors and key employees who are in a position to contribute materially to our growth, development and long-term success. The LTIP originally provided for the issuance of non-vested share awards up to a maximum of 2.5 million new shares. In May 2009, our shareholders approved an amendment to the LTIP to increase the maximum number of non-vested share awards from 2.5 million to 6.0 million.  As of December 31, 2010, there were 2.3 million shares available for issuance of non-vested share awards under the LTIP. Non-vested share awards may be satisfied by delivery of newly issued shares or by delivery of shares held by a subsidiary or affiliated entity at the Company's discretion.

    Under the LTIP, grants of non-vested share awards generally vest at rates of 20% or 33% per year, as determined by a committee or subcommittee of the Board of Directors. Prior to the adoption of the LTIP, non-vested share awards were issued under a predecessor plan and generally vested at a rate of 10% per year. All non-vested share awards have voting and dividend rights effective on the date of grant. Compensation expense is measured using the market value of our shares on the date of grant and is recognized on a straight-line basis over the requisite service period (usually the vesting period).

    The following table summarizes non-vested share award related compensation expense recognized during each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Contract drilling	$17.2	$16.8	$11.4
General and administrative	13.9	11.4	7.6
Non-vested share award related compensation expense
included in operating expenses	31.1	28.2	19.0
Tax benefit	(6.3)	(7.0)	(4.7)
Total non-vested share award related compensation
expense included in net income	$24.8	$21.2	$14.3

    The following table summarizes the value of non-vested share awards granted and vested during each of the years in the three-year period ended December 31, 2010:

	2010	2009	2008

Weighted-average grant-date fair value of
non-vested share awards granted (per share)	$35.81	$40.91	$67.99
Total fair value of non-vested share awards
vested during the period (in millions)	$22.1	$18.6	$17.9

        The following table summarizes non-vested share award activity for the year ended December 31, 2010 (shares in thousands):

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Non-vested as of January 1, 2010	1,811	$54.21
Granted	626	35.81
Vested	(576)	54.59
Forfeited	(70)	51.75
Non-vested as of December 31, 2010	1,791	$47.75

    As of December 31, 2010, there was $65.3 million of total unrecognized compensation cost related to non-vested share awards, which is expected to be recognized over a weighted-average period of 2.9 years.

    Share Option Awards

    Under the LTIP, share option awards ("options") may be issued to our officers, non-employee directors and key employees who are in a position to contribute materially to our growth, development and long-term success. A maximum 7.5 million shares were reserved for issuance as options under the LTIP. Options granted to officers and employees generally become exercisable in 25% increments over a four-year period or 33% increments over a three-year period and, to the extent not exercised, expire on the seventh anniversary of the date of grant. Options granted to non-employee directors are immediately exercisable and, to the extent not exercised, expire on the seventh anniversary of the date of grant. The exercise price of options granted under the LTIP equals the market value of the underlying shares on the date of grant. As of December 31, 2010, options to purchase 1.3 million shares were outstanding under the LTIP and 4.1 million shares were available for issuance as options. Upon option exercise, issuance of shares may be satisfied by delivery of newly issued shares or by delivery of shares held by a subsidiary or affiliated entity at the Company's discretion.

    The following table summarizes option related compensation expense recognized during each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Contract drilling	$ .7	$ 1.7	$ 3.3
General and administrative	2.8	3.7	5.0
Option related compensation expense included in
operating expenses	3.5	5.4	8.3
Tax benefit	(.6)	(1.6)	(2.3)
Total option related compensation expense included
in net income	$ 2.9	$ 3.8	$ 6.0

        The fair value of each option is estimated on the date of grant using the Black-Scholes option valuation model.  No options were granted during the year ended December 31, 2008.  The following weighted-average assumptions were utilized in the Black-Scholes model for each of the years in the two-year period ended December 31, 2010:

	2010	2009

Risk-free interest rate	1.8%	1.8%
Expected term (in years)	4.0	3.9
Expected volatility	53.1%	53.3%
Dividend yield	4.1%	.2%

    Expected volatility is based on the historical volatility in the market price of our shares over the period of time equivalent to the expected term of the options granted. The expected term of options granted is derived from historical exercise patterns over a period of time equivalent to the contractual term of the options granted. We have not experienced significant differences in the historical exercise patterns among officers, employees and non-employee directors for them to be considered separately for valuation purposes. The risk-free interest rate is based on the implied yield of U.S. Treasury zero-coupon issues on the date of grant with a remaining term approximating the expected term of the options granted.

    The following table summarizes option activity for the year ended December 31, 2010 (shares and intrinsic value in thousands, term in years):

		Weighted-	Weighted-
		Average	Average
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value

Outstanding as of January 1, 2010	1,213	$48.98
Granted	160	34.45
Exercised	(38)	37.26
Forfeited	(3)	53.12
Expired	(11)	51.79
Outstanding as of December 31, 2010	1,321	47.52	3.3	$9,915
Exercisable as of December 31, 2010	1,022	$49.12	2.6	$6,036

    The following table summarizes the value of options granted and exercised during each of the years in the three-year period ended December 31, 2010:

	2010	2009	2008

Weighted-average grant-date fair value of
options granted (per share)	$11.05	$17.17	$ --
Intrinsic value of options exercised during
the year (in millions)	$ .4	$ 3.6	$25.5

        The following table summarizes information about options outstanding as of December 31, 2010 (shares in thousands):

	Options Outstanding			Options Exercisable
		Weighted-Average
	Number	Remaining	Weighted-Average	Number	Weighted-Average
Exercise Prices	Outstanding	Contractual Life	Exercise Price	Exercisable	Exercise Price

$23.12 - $34.45	294	4.1 years	$34.03	134	$33.54
41.29 - 47.12	380	3.2 years	45.10	311	45.94
50.09 - 52.82	351	2.5 years	50.31	347	50.31
57.38 - 60.74	296	3.4 years	60.71	230	60.71
	1,321	3.3 years	$47.52	1,022	$49.12

    As of December 31, 2010, there was $2.9 million of total unrecognized compensation cost related to options, which is expected to be recognized over a weighted-average period of 1.6 years.

    Performance Awards

    In November 2009, our Board of Directors approved amendments to the LTIP which, among other things, provide for a type of performance award payable in Ensco shares, cash or a combination thereof upon attainment of specified performance goals based on relative total shareholder return and absolute and relative return on capital employed. The performance goals are determined by a committee or subcommittee of the Board of Directors. The LTIP provides for the issuance of up to a maximum of 2.5 million new shares for the payment of performance awards, all of which were available for the payment of performance awards as of December 31, 2010.  Performance awards that are paid in Ensco shares may be satisfied by delivery of newly issued shares or by delivery of shares held by a subsidiary or affiliated entity at the Company's discretion.

    Performance awards may be issued to certain of our officers who are in a position to contribute materially to our growth, development and long-term success. Performance awards generally vest at the end of a three-year measurement period based on attainment of performance goals. Our performance awards are classified as liability awards with compensation expense measured based on the estimated probability of attainment of the specified performance goals and recognized on a straight-line basis over the requisite service period. The estimated probable outcome of attainment of the specified performance goals is based on historical experience and any subsequent changes in this estimate are recognized as a cumulative adjustment to compensation cost in the period in which the change in estimate occurs. The aggregate grant-date fair value of performance awards granted during 2010 and 2009 totaled $4.3 million and $12.1 million, respectively.  The aggregate fair value of performance awards vested during 2010 totaled $2.4 million, all of which was paid in cash.

    During the years ended December 31, 2010 and 2009, we recognized $9.9 million and $1.9 million of compensation expense for performance awards, respectively, which was included in general and administrative expense in our consolidated statements of income.  No performance award compensation expense was recognized during the year ended December 31, 2008.  As of December 31, 2010, there was $10.3 million of total unrecognized compensation cost related to unvested performance awards, which is expected to be recognized over a weighted-average period of 1.7 years.

     Savings Plans

    We have profit sharing plans (the "Ensco Savings Plan" and the "Ensco Multinational Savings Plan") which cover eligible employees, as defined.  The Ensco Savings Plan includes a 401(k) savings plan feature which allows eligible employees to make tax deferred contributions to the plan.  Contributions made to the Ensco Multinational Savings Plan may or may not qualify for tax deferral based on each plan participant's local tax requirements.

    We generally make matching cash contributions to the profit sharing plans.  We match 100% of the amount contributed by the employee up to a maximum of 5% of eligible salary. Matching contributions totaled $5.0 million, $4.1 million and $5.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Profit sharing contributions made into the plans require Board of Directors approval and are generally paid in cash.  We recorded profit sharing contribution provisions of $16.2 million, $14.2 million and $16.6 million for the years ended December 31, 2010, 2009 and 2008, respectively.  Matching contributions and profit sharing contributions become vested in 33% increments upon completion of each initial year of service with all contributions becoming fully vested subsequent to achievement of three or more years of service.  We have 1.0 million shares reserved for issuance as matching contributions under the Ensco Savings Plan.